Inventories (Details) - Schedule of Other Current Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Assets [Line Items]
Inventories, Total	$ 2,612,011	$ 3,332,390
Spare Parts Inventories [Member]
Schedule of Other Current Assets [Line Items]
Inventories, Total	2,325,376	3,035,809
Advance Payments for Orders [Member]
Schedule of Other Current Assets [Line Items]
Inventories, Total	$ 286,635	$ 296,581